Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
Unless otherwise noted in this report, any description of "we", "us" or "our" includes Molson Coors Brewing Company ("MCBC" or the "Company"), principally a holding company, and its subsidiaries: Molson Coors Canada ("MCC"), formerly referred to as Molson Canada ("Molson"), operating in Canada; Coors Brewing Company ("CBC"), operating in the United States ("U.S.") until June 30, 2008 when MCBC and SABMiller plc ("SABMiller") combined the U.S. and Puerto Rico operations of their respective subsidiaries, CBC and Miller Brewing Company ("Miller") and the results and financial position of U.S. operations, which had historically comprised substantially all of our U.S. reporting segment were, in all material respects, deconsolidated from MCBC prospectively upon formation of MillerCoors LLC ("MillerCoors"), see Note 4, "Investments"; Molson Coors Brewing Company (UK) Limited ("MCBC-UK"), formerly referred to as Coors Brewers Limited ("CBL"), operating in the United Kingdom ("U.K.") and the Republic of Ireland; Molson Coors International ("MCI") operating in various other countries; and our other non-operating subsidiaries. Any reference to "Coors" means the Adolph Coors Company prior to the 2005 merger with Molson Inc. (the "Merger"). Any reference to Molson Inc. or Molson means MCC prior to the Merger. Any reference to "Molson Coors" means MCBC after the Merger.
Unless otherwise indicated, information in this report is presented in U.S. dollars ("USD" or "$").
Our Fiscal Year
We follow a 52/53 week fiscal reporting calendar. Unless otherwise indicated, fiscal year 2011 refers to the 53 weeks ended December 31, 2011, and fiscal years 2010 and 2009 refer to the 52 weeks ended December 25, 2010, and December 26, 2009, respectively.
MillerCoors follows a monthly reporting calendar. Fiscal years 2011, 2010 and 2009 refer to the 12 months ended December 31, 2011, December 31, 2010, and December 31, 2009, respectively. Additionally, the results from Brewers' Retail, Inc. ("BRI"), a consolidated subsidiary through February 28, 2009, and an equity method investment thereafter, are reported one month in arrears. Our policy is to accelerate recording the effect of events occurring in the lag period that significantly affect our consolidated financial statements.
Principles of Consolidation
Our consolidated financial statements include our accounts and our majority-owned and controlled domestic and foreign subsidiaries, as well as certain variable interest entities ("VIEs") for which we are the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation. Due to a change in our ownership level of BRI, we deconsolidated this entity from our financial statements as of March 1, 2009, and began to prospectively account for it under the equity method of accounting. See Note 4, "Investments" for further information.
Use of Estimates
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These accounting principles require us to make certain estimates, judgments and assumptions. We believe that the estimates, judgments and assumptions used to determine certain amounts that affect the financial statements are reasonable, based on information available at the time they are made. To the extent there are differences between these estimates and actual results, our consolidated financial statements may be materially affected.
Revenue Recognition
Revenue is recognized when the significant risks and rewards of ownership are transferred to the customer or distributor depending upon the method of distribution and shipping terms, which is either at the time of shipment to distributors or upon delivery of product to retail customers. The cost of various programs, such as price promotions, rebates and coupon programs are treated as a reduction of sales. Sales of products are for cash or otherwise agreed upon credit terms. Sales are stated net of incentives, discounts and returns.
Outside of unusual circumstances, if product is returned, it is generally for failure to meet our quality standards, not caused by customer actions. Products that do not meet our high quality standards are returned and destroyed. We do not have standard terms that permit return of product. We estimate the costs for product returns and record them in Cost of goods sold each period. We reduce revenue at the value of the original sales price in the period that the product is returned.
In addition to supplying our own brands, the U.K. segment sells other beverage companies' products to on-premise customers to provide them with a full range of products for their retail outlets. We refer to this as the "factored brand business." Sales from this business are included in our Net sales and Cost of goods sold when ultimately sold, but the related volume is not included in our reported sales volumes. In the factored brand business, we normally purchase inventory, which includes excise taxes charged by the vendor, take orders from customers for such brands, and invoice customers for the product and related costs of delivery. In accordance with guidance pertaining to reporting revenue gross as a principal versus net as an agent, sales under the factored brands are reported on a gross income basis.
Excise Taxes
Excise taxes collected from customers and remitted to tax authorities are government-imposed excise taxes on beer shipments. Excise taxes on beer shipments are shown in a separate line item in the consolidated statements of operations as a reduction of sales. Sales taxes collected from customers are recognized as a liability, with the liability subsequently reduced when the taxes are remitted to the tax authority.
Cost of Goods Sold
Our Cost of goods sold includes raw materials, packaging materials (including promotional packaging), manufacturing costs, plant administrative support and overheads, inbound and outbound freight charges, purchasing and receiving costs, inspection costs, warehousing, and internal transfer costs.
Marketing, General and Administrative Expenses
Our Marketing, general and administrative expenses consist of advertising, sales costs, intangible amortization, share-based compensation, non-manufacturing administrative, and overhead costs. The creative portion of our advertising activities is expensed as incurred. Production costs of advertising and promotional materials are expensed when the advertising is first run. Advertising expense was $398.8 million, $361.6 million, and $349.3 million for fiscal years 2011, 2010, and 2009, respectively. Prepaid advertising costs of $21.6 million and $13.4 million, were included in Other current assets in the consolidated balance sheets at December 31, 2011, and December 25, 2010, respectively.
Share-based compensation is recognized straight line over the vesting period of the awards. Certain share-based compensation plans contain provisions that accelerate vesting of awards upon retirement, disability, or death of eligible employees and directors. Our share-based awards are considered vested when the employee's retention of the award is no longer contingent on providing service. Accordingly, we recognize share-based compensation cost for awards granted to retirement-eligible individuals immediately. Also, if less than the stated vesting period, we recognize these costs over the period from the grant date to the date retirement eligibility is achieved. We report the benefits of tax deductions in excess of recognized compensation cost as a financing cash flow, thereby reducing net operating cash flows and increasing net financing cash flows.
Special Items
Our special items represent charges incurred or benefits realized that we do not believe to be indicative of our core operations; specifically, such items are considered to be one of the following:
•infrequent or unusual items,
•impairment or asset abandonment-related losses, or
•restructuring charges and other atypical employee-related costs.
Although we believe these items are not indicative of our core operations, the items classified as Special Items are not necessarily non-recurring.
Income Taxes
Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets, liabilities, and certain unrecognized gains and losses recorded in accumulated other comprehensive earnings. We provide for taxes that may be payable if undistributed earnings of overseas subsidiaries were to be remitted to the U.S., except for those earnings that we consider to be permanently reinvested.
Cash and Cash Equivalents
Cash consists of cash on hand and bank deposits. Cash equivalents represent highly liquid investments with original maturities of 90 days or less. Our cash deposits may be redeemed upon demand and are maintained with multiple, reputable financial institutions. The following presents our supplemental cash flow information:

	For the fiscal years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Cash paid for interest	$102.3	$87.0	$76.0
Cash paid for taxes	$62.7	$38.4	$50.9
Receipt of note upon sale of property	$—	$5.3	$—
Issuance of restricted stock, net of forfeitures	$9.3	$9.8	$8.9
Issuance of performance shares, net of forfeitures	$7.0	$7.4	$14.1
Accounts Receivable and Notes Receivable
We record accounts and notes receivable at net realizable value. This carrying value includes an appropriate allowance for estimated uncollectible amounts to reflect any loss anticipated on the accounts and notes receivable balances.
Canada's distribution channels are highly regulated by provincial regulation and experience few collectability problems. However, we do have direct sales to retail customers in Canada for which an allowance is recorded based upon expected collectability and historical experience.
The U.K. segment extends loans to a portion of the retail outlets that sell our brands. Some of these loans provide for no interest to be payable, and others provide for payment of a below market interest rate. In return, the retail outlets receive smaller discounts on beer and other beverage products purchased from us, with the net result being the U.K. segment attaining a market return on the outstanding loan balance. We therefore reclassify a portion of beer revenue into interest income to reflect a market rate of interest on these loans. In fiscal years 2011, 2010 and 2009, these amounts were $6.3 million, $6.7 million, and $8.3 million, respectively and this interest income is included in the U.K. segment.
Trade loan receivables are classified as either current notes receivable and other receivables or non-current notes receivable in our consolidated balance sheets. At December 31, 2011, and December 25, 2010, total loans outstanding, net of allowances, were $42.6 million and $48.4 million, respectively.
An allowance for credit losses is maintained to provide for loan losses deemed to be probable related to specifically identified loans and for losses in the loan portfolio that have been incurred at the balance sheet date. We establish our allowance through a provision for loan losses charged against earnings and recorded in Marketing, general & administrative expenses. Loan balances that are written off are recorded against the allowance as a write-off.
Total loans that may not be recoverable at December 31, 2011, and December 25, 2010, were $12.1 million and $12.5 million, respectively. In fiscal years 2011 and 2010, total loans written off were $7.2 million and $6.2 million, respectively. Any subsequent loan recovery is recorded as a gain upon collection within Marketing, general and administrative expenses. A rollforward of the allowance for the year ended December 31, 2011, is as follows (in millions):

Balance at December 26, 2009	$10.1
Additions charged to expense, net of recoveries	5.4
Write-offs	(6.2)
Foreign currency and other adjustments	(0.2)
Balance at December 25, 2010	$9.1
Additions charged to expense, net of recoveries	4.1
Write-offs	(7.2)
Foreign currency and other adjustments	0.2
Balance at December 31, 2011	$6.2

Inventories
Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out ("FIFO") method. We regularly assess the shelf-life of our inventories and reserve for those inventories when it becomes apparent the product will not be sold within our freshness specifications. We did not have a material allowance for obsolete finished goods or packaging materials at December 31, 2011, or at December 25, 2010, respectively. In the fourth quarter of 2010, we reclassified our returnable bottles and pallets from Inventories, Packaging materials, to Properties as discussed below.
Properties
Properties are stated at original cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets. Costs of enhancements or modifications that substantially extend the capacity or useful life of an asset are capitalized and depreciated accordingly. Start-up costs associated with manufacturing facilities, but not related to construction, are expensed as incurred. Ordinary repairs and maintenance are expensed as incurred. When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from our consolidated balance sheets and the resulting gain or loss, if any, is reflected in our consolidated statements of operations. Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset (or asset group) may not be recoverable.
Returnable containers are recorded at acquisition cost and are classified within Properties. Returnable containers consist of returnable bottles, kegs and pallets that are both in our direct control within our breweries, warehouses and distributions facilities and those that we indirectly control in the market through our agreements with our customers and other brewers and for which a deposit is received. The deposits received on our returnable containers in the market are recorded as deposit liabilities, included as current liabilities within Accrued Expenses and other liabilities in the Consolidated Balance Sheets.
The costs of acquiring or developing internal-use computer software, including directly-related payroll costs, are capitalized and classified within Properties. Software maintenance and training costs are expensed in the period incurred.
Properties held under capital lease are depreciated using the straight-line method over the estimated useful life or the lease term, whichever is shorter, and the related depreciation is included in depreciation expense.
Goodwill and Other Intangible Assets
Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Canada and the U.K. reporting units are consistent with our operating segments. However, for our China and India businesses, the reporting unit is one level below the MCI operating segment. We evaluate the carrying value of our goodwill and indefinite-lived intangible assets for impairment at the reporting unit level at least annually or when an interim triggering event occurs that would indicate that impairment may have taken place. We evaluate our other definite-lived intangible assets for impairment when evidence exists that certain events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Significant judgments and assumptions are required in such impairment evaluations. We completed the required annual impairment testing as of June 26, 2011, the first day of our fiscal third quarter, and concluded there were no impairments. Finite-lived intangible assets are stated at cost less accumulated amortization. Amortization is recorded using the straight-line method over the estimated lives of the assets.
Equity Method Investments
We generally apply the equity method of accounting to 20% to 50% owned investments where we exercise significant influence or VIEs for which we are not the primary beneficiary. Equity method investments include our equity ownership in MillerCoors in the U.S. and Tradeteam, Ltd ("Tradeteam") (a transportation and logistics services company) in the U.K., along with Modelo Molson Imports, L.P. ("MMI"), BRI, Brewers' Distributor Ltd. ("BDL") and our former interest in the Montréal Canadiens in Canada. See Note 4, "Investments."
There are no related parties that own interests in our equity method investments as of December 31, 2011.
Derivative Hedging Instruments
We use derivatives as part of our normal business operations to manage our exposure to fluctuations in interest, foreign currency exchange, commodity, production and packaging material costs and for other strategic purposes related to our core business. We enter into derivatives for risk management purposes only, including derivatives designated in hedge accounting relationships as well as those derivatives utilized as economic hedges. We do not enter into derivatives for trading or speculative purposes. We recognize our derivatives on the consolidated balance sheet as assets or liabilities at fair value and are classified in either current or non-current assets or liabilities based on each contract's respective unrealized gain or loss position and each contract's respective maturity. Our policy is to present all derivative balances on a gross basis, without regard to counterparty master netting agreements or similar arrangements.
Changes in fair values (to the extent of hedge effectiveness) of outstanding cash flow and net investment hedges are recorded in other comprehensive income, until earnings are affected by the variability of cash flows of the underlying hedged item or the sale of the underlying net investment, respectively. Effective hedges offset the gains or losses recognized on the underlying exposure in the consolidated statement of operations. Any ineffectiveness is recorded directly into earnings.
We record realized gains and losses from derivative instruments in the same financial statement line item as the hedged item/forecasted transaction. Changes in unrealized gains and losses for derivatives not designated in a hedge accounting relationship are recorded directly in earnings each period and are recorded in the same financial statement line item as the associated realized (cash settled) gains and losses. Cash flows from the settlement of derivatives appear in the consolidated statement of cash flows in the same categories as the cash flows of the hedged item.
In accordance with authoritative accounting guidance, we do not record the fair value of derivatives for which we have elected the Normal Purchase Normal Sale ("NPNS") exemption. We account for these contracts on an accrual basis, recording realized settlements related to these contracts in the same financial statement line items as the corresponding transaction.
Pension and Postretirement Benefits
We have defined benefit plans that cover certain current and former employees in Canada and the U.K. We also have unfunded post-retirement plans in Canada and the U.S. that provide medical benefits for retirees and eligible dependents and life insurance for certain retirees. All retirement plans for MCBC employees in the United States are defined contribution pension plans. MillerCoors, BRI and BDL maintain pension and postretirement plans as well. Each plan is managed locally and in accordance with respective local laws and regulations.
We recognize the underfunded or overfunded status of a defined benefit postretirement plan as an asset or liability in the consolidated balance sheets and recognize changes in the funded status in the year in which the changes occur within other comprehensive income. The funded status of a plan, measured as the difference between the fair value of plan assets and the projected or accumulated benefit obligation, and the related net periodic pension cost are calculated using a number of significant actuarial assumptions. Changes in net periodic pension cost and funding status may occur in the future due to changes in these assumptions.
Projected benefit obligation is the actuarial present value as of the measurement date of all benefits attributed by the plan benefit formula to employee service rendered before the measurement date using assumptions as to future compensation levels if the plan benefit formula is based on those future compensation levels. Accumulated benefit obligation is the actuarial present value of benefits (whether vested or unvested) attributed by the plan benefit formula to employee service rendered before the measurement date and based on employee service and compensation, if applicable, prior to that date. Accumulated benefit obligation differs from projected benefit obligation in that it includes no assumption about future compensation levels and years of service.
Fair Value Measurements
The carrying amounts of our cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair value as recorded due to the short-term maturity of these instruments. In addition, the carrying amounts of our trade loan receivables, net of allowances, approximate fair value. The fair value of derivatives was estimated by discounting the future cash flows utilizing observable market interest, foreign exchange and commodity rates adjusted for non-performance credit risk associated with our counterparties (assets) or with MCBC (liabilities). See Note 18, "Derivative Instruments and Hedging Activities." Based on current market rates for similar instruments, the fair value of long-term debt is presented in Note 13, "Debt."
U.S. GAAP guidance for fair value includes a hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). Our financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy.
The three levels of the hierarchy are as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.
Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are less active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3—Unobservable inputs that reflect the assumptions that we believe market participants would use in pricing the asset or liability. We develop these inputs based on the best information available, including our own data.
Foreign Currency
Assets and liabilities recorded in foreign currencies that are the functional currencies for the respective operations are translated at the prevailing exchange rate at the balance sheet date. Revenue and expenses are translated at the average exchange rates during the period. Translation adjustments resulting from this process are reported as a separate component of other comprehensive income. Gains and losses from foreign currency transactions are included in earnings for the period.